Fees Summary	Jul. 30, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 80,418,782.00
Total Fee Amount	11,105.83
Total Offset Amount	0.00
Net Fee	$ 11,105.83
Offering Table N/A
Offset Table N/A	N/A